Employee Benefit Plan	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Retirement Benefits [Abstract]
Employee Benefit Plan
17.
Employee Benefit Plan

A 401(k) plan is provided that covers substantially all employees meeting certain age and service requirements. We make discretionary contributions to the 401(k) plan.

We recorded matching contributions of $1.4 million and $1.0 million, respectively for the years ended June 30, 2022 and 2021.

15.
Employee Benefit Plan

A 401(k) plan is provided that covers substantially all employees meeting certain age and service requirements. We make discretionary contributions to the 401(k) plan.

We recorded matching contributions of $965 thousand as of June 30, 2021. The Company recorded no matching contributions for the year ended June 30, 2020.